Shareholders’ equity (Details Narrative)		6 Months Ended
	Mar. 15, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥) shares	Mar. 22, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	May 14, 2018 ¥ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary stock, share authorized								50,000,000
Ordinary stock, par value | ¥ / shares								¥ 0.001
Ordinary shares description	that following the Share Consolidation the authorized share capital of the Company will be changed from US$200,000 divided into 200,000,000 shares of a nominal or par value of US$0.001 each to US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each., (ii) immediately following the Share Consolidation, the authorized share capital of the Company be increased from US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each to US$2,000,000 divided into 200,000,000 shares of a nominal or par value of US$0.01 each	The Meeting approved amendments to increase the number of authorized ordinary shares of the Company from USD 50,000 divided into 50,000,000 ordinary shares of par value USD 0.001 each to USD 200,000 divided into 200,000,000 ordinary shares of par value USD 0.001 each.	The Meeting approved amendments to increase the number of authorized ordinary shares of the Company from USD 50,000 divided into 50,000,000 ordinary shares of par value USD 0.001 each to USD 200,000 divided into 200,000,000 ordinary shares of par value USD 0.001 each.
Additional shares	180,000,000
Ordinary stock, par value | $ / shares		$ 0.01			$ 0.001	$ 0.01
Ordinary stock, shares issued		17,359,442		17,359,442			5,160,671
Ordinary stock, shares outstanding		17,359,442		17,359,442			5,160,671
Retained earnings for statutory reserves		$ 1,842,917		¥ 13,134,098			¥ 13,134,098
Statutory reserve | ¥				¥ 0			¥ 1,169,819
Paid-in-capital and statutory reserve		$ 19,477,989	¥ 138,815,731
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary stock, par value | $ / shares		$ 0.01
Ordinary stock, shares issued		17,359,442		17,359,442
Ordinary stock, shares outstanding		17,359,442		17,359,442